Long-Term Debt (Other Debt and Interest Payments Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Paid, Net	$ 582,828,000	$ 594,292,000	$ 680,704,000
Interest Rate Swap [Member]
Derivative Liability, Number of Instruments Held	14
Notional Amount, Liability	2,000,000,000
Derivative Asset, Number of Instruments Held	2
Derivative Asset, Notional Amount	$ 400,000,000